UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Millennium Holding Group, L.P.
                                 Address: 666 5th Ave, 8th FL.
                                          New York, NY 10103

                                 13F File Number: 028-11138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: CFO
Phone: 212-841-4125

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       August 12, 2005
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |_|  13F HOLDINGS REPORT.
                                         |X|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

     Form 13F File Number                       Name

     28-06317                                   Millennium Partners, L.P.